Provisions for employee benefits (Details 7) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Top Of Range [Member] | Actuarial Assumption Of Discount Rates [Member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Top Of Range [Member] | Actuarial Assumption Of Discount Rates [Member] | TFR [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (13)	€ (15)
Top Of Range [Member] | Actuarial Assumption Of Discount Rates [Member] | Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(72)	(57)
Top Of Range [Member] | Actuarial Assumption Of Discount Rates [Member] | FISDE and other foreign medical plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(7)	(7)
Top Of Range [Member] | Actuarial Assumption Of Discount Rates [Member] | Other benefit plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (3)	(2)
Top Of Range [Member] | Actuarial Assumption Of Expected Rates Of Inflation [Member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Top Of Range [Member] | Actuarial Assumption Of Expected Rates Of Inflation [Member] | TFR [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 9	10
Top Of Range [Member] | Actuarial Assumption Of Expected Rates Of Inflation [Member] | Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	24	33
Top Of Range [Member] | Actuarial Assumption Of Expected Rates Of Inflation [Member] | Other benefit plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 1	1
Top Of Range [Member] | Actuarial Assumption Of Expected Rates Of Salary Increases [Member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Top Of Range [Member] | Actuarial Assumption Of Expected Rates Of Salary Increases [Member] | Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 20	15
Top Of Range [Member] | Actuarial Assumption Of Medical Cost Trend Rates [Member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Top Of Range [Member] | Actuarial Assumption Of Medical Cost Trend Rates [Member] | FISDE and other foreign medical plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 7	8
Top Of Range [Member] | Actuarial Assumption Of Expected Rates Of Pension Increases [Member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Top Of Range [Member] | Actuarial Assumption Of Expected Rates Of Pension Increases [Member] | Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 13	23
Bottom Of Range [Member] | Actuarial Assumption Of Discount Rates [Member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Bottom Of Range [Member] | Actuarial Assumption Of Discount Rates [Member] | TFR [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 14	16
Bottom Of Range [Member] | Actuarial Assumption Of Discount Rates [Member] | Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	79	66
Bottom Of Range [Member] | Actuarial Assumption Of Discount Rates [Member] | FISDE and other foreign medical plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	7	8
Bottom Of Range [Member] | Actuarial Assumption Of Discount Rates [Member] | Other benefit plans [Member]
Statement Line Items [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 1	€ 2